FEDERATED HIGH INCOME BOND FUND, INC.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

May 30, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              Federated High Income Bond Fund, Inc. (the “Fund”)
Class A Shares
Class B Shares
Class C Shares
1933 Act File No. 2-60103
1940 Act File No. 811-2782

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated May 31, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Fund.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 55 on May 29, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-3810

Very truly yours,

/s/ Andrew P. Cross
Andrew P. cross
Assistant Secretary